Liabilities related to business combinations and to non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations 1 [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Liabilities related to non-controlling interests(a)	CVRs issued in connection with the acquisition of Genzyme(b)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Other	Total(c)
Balance at January 1, 2018	92	75	701	420	81	1,369
New transactions(e)	—	—	—	—	228	228
Payments made	(70)	—	(147)	(57)	(55)	(329)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	19	(109)	50	3	(37)
Other movements	—	—	—	—	24	24
Currency translation differences	—	5	27	(3)	20	49
Balance at December 31, 2018	22	99	472	410	301	1,304
Payments made	—	—	(113)	(69)	(55)	(237)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	49	(214)	38	81	(46)
Other movements	(22)	(153)	—	—	(73)	(248)
Currency translation differences	—	5	11	6	5	27
Balance at December 31, 2019	—	—	156	385	259	800
Payments made	—	—	(42)	(78)	(2)	(122)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	—	9	9	(53)	(35)
Other movements	—	—	(8)	—	(2)	(10)
Currency translation differences	—	—	(11)	(4)	(13)	(28)
Balance at December 31, 2020	—	—	104	312	189	605
(a) Includes put options granted to non-controlling interests expired in 2019, and a commitment to a future buyout of non-controlling interests held by BMS (the payment relating to that buyout had been made as of December 31, 2018: see Note C.2.).
(b) Based on the quoted market price per CVR of $0.72 as of October 30, 2019 and $0.48 as of December 31, 2018. The CVR agreement was terminated in March 2020 following signature of a litigation settlement agreement.
(c) Portion due after more than one year: €387 million as of December 31, 2020 (€508 million as of December 31, 2019 and €963 million as of December 31, 2018); portion due within less than one year: €218 million as of December 31, 2020 (€292 million as of December 31, 2019 and €341 million as of December 31, 2018).
(d) Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.
(e) Includes €226 million for contingent consideration liabilities in favor of True North Therapeutics and €2 million of liabilities owed to Bioverativ employees at the acquisition date.

Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests
The table below sets forth the maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests:

December 31, 2020	Total	Payments due by period
(€ million)		Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations(a)	1,043	228	351	192	272
(a) Includes €0.4 billion for the Bayer contingent consideration and €0.4 billion for the MSD contingent consideration.